ACCOUNTS RECEIVABLES	9 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5 – ACCOUNTS RECEIVABLES

The accounts receivable, net of allowances, amounted to $5,971,786 and $3,312,051, as of December 31, 2011 and March 31, 2011, respectively.  The Company maintains an allowance for doubtful accounts based on present and prospective financial condition of the customer and the inherent credit risk.  Accounts receivable are not collateralized.